Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Allowance for trade receivable	$ 22.4	$ 38.6
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.1	$ 0.10
Common stock, shares authorized (in shares)	260,000,000	260,000,000
Common stock, shares issued (in shares)	185,983,792	185,983,792
Treasury stock, shares (in shares)	53,702,178	51,653,236